FINANCIAL ASSETS AND LIABILITIES (Details 8) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total non current payables	$ 84	$ 46
Current trade payables	13	15
Trade payables	233	210
Total trade and other payables	253	238
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	71	28
Current other payables	12	11
Finance Leases Liability [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	11	14
Current other payables	4	4
Contractual Penalty Debt [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	2	4
Current other payables	2	2
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Non current other payables	84	46
Current other payables	20	28
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	206	186
Customer Advances [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	14	9
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Current trade payables	13	15
Liability For Acquisition Of Companies [Member]
IfrsStatementLineItems [Line Items]
Current other payables		8
Various Creditors [Member]
IfrsStatementLineItems [Line Items]
Current other payables	$ 2	$ 3